UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [  ]; Amendment Number:  ___
This Amendment (check only one.): [   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     James R. Nichols
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:

James R. Nichols         Boston, Massachusetts      2/12/01

     [Signature]          [City, State]             [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in
      this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-4528                   Fleet Investment Advisors
      28-unknown                Marine Midland Bank
      28-unknown                State Street Bank & Trust Co.

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     157

Form 13F Information Table Value Total:     $293,884
                                            (thousands)
List of other Included Managers:
No.                    13F File Number            Name
01                      28-3168                   Harold I. Pratt

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                                        Form 13F INFORMATION

                                            VALUE   SHS/SH  INVSTMNT  OTHER  VOTING  AUTH
NAME OF ISSUER          CLASS  CUSIP         X$1000) PRN AMT DISCRETION MGRS  SOLE   SHARED  NONE
Abbott Laboratories      COM  002824100       4,844     100 SH SOLE            100
Abbott Laboratories      COM  002824100   1,086,211  22,425 SH DEFINED 01            22,425
Abbott Laboratories      COM  002824100  11,605,625 239,600 SH OTHER                239,600
Agilent Technologies     COM  00846U101      10,950     200 SH SOLE            200
Agilent Technologies     COM  00846U101     292,694   5,346 SH DEFINED 01             5,346
Agilent Technologies     COM  00846U101   1,210,687  22,113 SH OTHER                 22,113
Allete                   COM  018522102       9,925     400 SH OTHER                    400
American Express Co.     COM  025816109   1,097,651  19,980 SH OTHER                 19,980
American Home Products   COM  026609107     101,680   1,600 SH SOLE          1,600
American Home Products   COM  026609107      25,420     400 SH DEFINED 01               400
American Home Products   COM  026609107     114,390   1,800 SH OTHER                  1,800
American Int'l Group     COM  026874107      27,598     280 SH SOLE            280
American Int'l Group     COM  026874107   3,361,671  34,107 SH DEFINED O1            34,107
American Int'l Group     COM  026874107  26,531,054 269,180 SH OTHER                269,180
ATT Corp                 COM  001957109      18,113   1,050 SH SOLE          1,050
ATT Corp                 COM  001957109     201,032  11,654 SH DEFINED O1            11,654
ATT Corp                 COM  001957109     809,922  46,952 SH OTHER                 46,952
Automatic Data ProcessingCOM  053015103      18,994     300 SH SOLE            300
Automatic Data ProcessingCOM  053015103   2,010,172  31,750 SH DEFINED 01            31,750
Automatic Data ProcessingCOM  053015103  14,880,337 235,030 SH OTHER                235,030
BankAmerica Corp         COM  06605F102      27,525     600 SH OTHER                    600
Bank of New York         COM  064057102      44,150     800 SH OTHER                    800
BellSouth                COM  079860102      22,106     540 SH DEFINED 01               540
BellSouth                COM  079860102      60,097   1,468 SH OTHER                  1,468
Berkshire Hathaway CL B  COM  084670207     908,644     386 SH DEFINED 01               386
Berkshire Hathaway CL B  COM  084670207   1,355,904     576 SH OTHER                    576
Boston Scientific        COM  110122108      16,425   1,200 SH OTHER                  1,200
BP Amoco PLC             ADR  055622104     104,176   2,176 SH DEFINED 01             2,176
Bristol Myers Squibb     COM  110122108     317,931   4,300 SH OTHER                  4,300
Capital One Financial    COM  14040H105      78,975   1,200 SH OTHER                  1,200
Chevron Corp.            COM  166751107      16,888     200 SH OTHER                    200
Cintas Corp.             COM  172908105      21,275     400 SH SOLE            400
Cintas Corp.             COM  172908105     284,553   5,350 SH DEFINED 01             5,350
Cintas Corp.             COM  172908105   4,903,888  92,200 SH OTHER                 92,200
Cisco Systems		 COM  17275R102	   38,250	1,000 SH DEFINED 01	        1,000
Cisco Systems            COM  17275R102     281,903   7,370 SH OTHER                  7,370
Citigroup Inc.           COM  172967101      25,531     500 SH OTHER                    500
Coca Cola                COM  191216100     432,656   7,100 SH SOLE          7,100
Coca Cola                COM  191216100   3,050,227  50,055 SH DEFINED O1            50,055
Coca Cola                COM  191216100  13,546,711 222,305 SH OTHER                222,305
Dean Foods               COM  242361103       3,069     100 SH DEFINED 01               100
Disney (Walt) Company    COM  254687106       6,945     240 SH SOLE            240
Disney (Walt) Company    COM  254687106     195,328   6,750 SH DEFINED 01             6,750
Disney (Walt) Company    COM  254687106     687,990  23,775 SH OTHER                 23,775
Dominion Res Inc. VA     COM  257470104      32,361     483 SH OTHER                    483
Dow Chemical             COM  260543103      21,975     600 SH OTHER                    600
Dupont E I De Nemours    COM  263534109     115,660   2,394 SH DEFINED 01             2,394
Eastman Kodak            COM  277461109       4,410     112 SH OTHER                    112
Elan PLC ADR             COM  284131208     140,438   3,000 SH OTHER                  3,000
Electronic Data Systems  COM  285661104      23,100     400 SH SOLE            400
Electronic Data Systems  COM  285661104     381,150   6,600 SH DEFINED 01             6,600
Electronic Data Systems  COM  285661104   1,300,530  22,520 SH OTHER                 22,520
Emerson Electric         COM  291011104     228,556   2,900 SH SOLE          2,900
Emerson Electric         COM  291011104   1,014,711  12,875 SH DEFINED 01            12,875
Emerson Electric         COM  291011104   4,600,286  58,370 SH OTHER                 58,370
Exxon Mobil              COM  30231G102     252,119   2,900 SH DEFINED 01             2,900
Exxon Mobil              COM  30231G102     708,715   8,152 SH OTHER                  8,152
First Union Corp         COM  337358105      12,238     440 SH OTHER                    440
FleetBoston Financial    COM  339030108     768,379  20,456 SH OTHER                 20,456
General Electric         COM  369604103     371,036   7,740 SH SOLE           7,740
General Electric         COM  369604103   3,560,798  74,280 SH DEFINED O1            74,280
General Electric         COM  369604103  19,754,564 412,090 SH OTHER                412,090
General Mills            COM  370334104     267,375   6,000 SH DEFINED 01             6,000
General Mills            COM  370334104      53,475   1,200 SH OTHER                  1,200
Genzyme Corp General Div COM  372917104      89,938   1,000 SH OTHER                  1,000
Genzyme Molecular        COM  372917500         992     108 SH OTHER                    108
Gillette Co.             COM  375766102      21,675     600 SH SOLE           600
Gillette Co.             COM  375766102     666,687  18,455 SH DEFINED 01            18,455
Gillette Co.             COM  375766102   2,098,863  58,100 SH OTHER                 58,100
Hewlett Packard Co.      COM  428236103       4,419     140 SH SOLE           140
Hewlett Packard Co.      COM  428236103     530,250  16,800 SH DEFINED 01            16,800
Hewlett Packard Co.      COM  428236103   3,328,265 105,450 SH OTHER                105,450
Intel Corp.              COM  428236103       6,013     200 SH SOLE           200
Intel Corp.              COM  458140100     220,659   7,340 SH DEFINED 01             7,340
Intel Corp.              COM  458140100   1,177,548  39,170 SH OTHER                 39,170
Int'l Flavors & FragranceCOM  459506101      28,438   1,400 SH OTHER                  1,400
International Paper Co.  COM  460146103      81,625   2,000 SH OTHER                  2,000
Int'l Business Machines  COM  459200101      68,000     800 SH OTHER                    800
Interpublic Group        COM  459200101      17,025     400 SH SOLE           400
Interpublic Group        COM  460690100     317,091   7,450 SH DEFINED 01             7,450
Interpublic Group        COM  460690100     468,188  11,000 SH OTHER                 11,000
Investors Finl Services  COM  461915100     344,000   4,000 SH OTHER                  4,000
Johnson & Johnson        COM  478160104     541,072   5,150 SH SOLE          5,150
Johnson & Johnson        COM  478160104   5,203,220  49,525 SH DEFINED 01            49,525
Johnson & Johnson        COM  478160104  23,525,070 223,915 SH OTHER                223,915
Lucent Technologies      COM  549463107      30,294   2,244 SH SOLE        2,244
Lucent Technologies      COM  549463107     378,756  28,056 SH DEFINED 01            28,056
Lucent Technologies      COM  549463107   1,530,036 113,336 SH OTHER                113,336
Marsh & McLennan         COM  571748102     140,400   1,200 SH SOLE        1,200
Marsh & McLennan         COM  571748102   1,183,923  10,119 SH DEFINED O1            10,119
Marsh & McLennan         COM  571748102   9,959,625  85,125 SH OTHER                 85,125
McGraw Hill Companies    COM  580645109     117,250   2,000 SH DEFINED 01             2,000
McGraw Hill Companies    COM  580645109   5,657,313  96,500 SH OTHER                 96,500
McDonalds                COM  580135101      27,200     800 SH DEFINED 01               800
McDonalds                COM  580135101      81,600   2,400 SH OTHER                  2,400
Medtronic Corp.          COM  585055106      25,358     420 SH SOLE          420
Medtronic Corp.          COM  585055106      57,960     960 SH DEFINED 01               960
Medtronic Corp.          COM  585055106     665,333  11,020 SH OTHER                 11,020
Merck                    COM  589331107     393,225   4,200 SH SOLE        4,200
Merck                    COM  589331107   4,955,197  52,926 SH DEFINED 01            52,926
Merck                    COM  589331107  28,160,997 300,785 SH OTHER                300,785
Microsoft                COM  594918104     223,815   5,160 SH DEFINED 01             5,160
Microsoft                COM  594918104     589,250  13,585 SH OTHER                 13,585
Minnesota Mining & Mfg   COM  594918104      48,200     400 SH SOLE          400
Minnesota Mining & Mfg   COM  604059105      48,200     400 SH OTHER                    400
Morgan, J.P.             COM  616880100     107,575     650 SH SOLE          650
Morgan, J.P.             COM  616880100   1,453,587   8,783 SH DEFINED 01             8,783
Morgan, J.P.             COM  616880100   8,846,637  53,454 SH OTHER                 53,454
Motorola Inc.            COM  620076109     514,046  25,385 SH DEFINED 01            25,385
Motorola Inc.            COM  620076109   2,463,008 121,630 SH OTHER                121,630
National City Corp.      COM  635405103     315,100  10,960 SH DEFINED 01            10,960
National City Corp.      COM  635405103   2,314,375  80,500 SH OTHER                 80,500
Newell Rubbermaid        COM  651229106       2,275     100 SH DEFINED 01               100
Nisource Inc.                 65473P105      13,284     432 SH OTHER                    432
Nokia Corp.              COM  654902204   1,152,750  26,500 SH OTHER                 26,500
Northern Trust Corp.     COM  665859104   6,198,750  76,000 SH OTHER                 76,000
Open Market Inc               68370M100         276     252 SH OTHER                    252
Pepsico                  COM  713448108      14,373     290 SH SOLE          290
Pepsico                  COM  713448108     925,580  18,675 SH DEFINED O1             18,675
Pepsico                  COM  713448108  12,839,165 259,050 SH OTHER                 259,050
Pfizer, Inc.		 COM  717081103	   16,100     350 SH SOLE          350
Pfizer, Inc.		 COM  717081103	  202,400   4,400 SH DEFINED 01              4,400
Pfizer, Inc.             COM  717081103     578,450  12,575 SH OTHER                  12,575
Procter & Gamble         COM  742718109     266,688   3,400 SH SOLE         3,400
Procter & Gamble         COM  742718109   2,883,755  36,765 SH DEFINED 01             36,765
Procter & Gamble         COM  742718109   6,827,984  87,050 SH OTHER                  87,050
Raytheon CLB             COM  755111408      88,528   2,850 SH DEFINED 01              2,850
Raytheon CLB             COM  755111408   1,009,531  32,500 SH OTHER                  32,500
Reuters Group OLC        COM  76132M102     102,440   1,040 SH OTHER                   1,040
SBC Communications       COM  78387G103     102,949   2,156 SH SOLE         2,156
SBC Communications       COM  78387G103   1,457,760  30,529 SH DEFINED 01             30,529
SBC Communications       COM  78387G103   1,789,288  37,472 SH OTHER                  37,472
Schlumberger Ltd.        COM  806857108   1,798,594  22,500 SH OTHER                  22,500
Sigma Aldrich            COM  826552101     157,250   4,000 SH OTHER                   4,000
Silverstream Software    COM  827907106     193,875   9,400 SH SOLE         9,400
Southwest Airlines       COM	844741108       3,353     100 SH DEFINED 01                100
St. Paul Companies       COM  792860108     388,334   7,150 SH DEFINED 01              7,150
State Street Boston      COM  857473102      24,842     200 SH SOLE           200
State Street Boston      COM  857473102   1,381,215  11,120 SH DEFINED 01             11,120
State Street Boston      COM  857473102  12,435,905 100,120 SH OTHER                 100,120
Stryker                  COM  863667101     141,652   2,800 SH OTHER                   2,800
Sysco                    COM  871829107      24,000     800 SH SOLE           800
Sysco                    COM  871829107     777,000  25,900 SH DEFINED 01             25,900
Sysco                    COM  871829107   4,542,000 151,400 SH OTHER                 151,400
TECO Energy              COM  872375100      19,425     600 SH SOLE          600
TECO Energy              COM  872375100      72,844   2,250 SH DEFINED 01              2,250
TECO Energy              COM  872375100     181,300   5,600 SH OTHER                   5,600
Texas Instruments Inc.   COM  882508104     142,125   3,000 SH OTHER                   3,000
Time Warner Inc.         COM  887315109     442,995   8,480 SH OTHER                   8,480
Transocean Sedco Forex        G90078109       2,208      48 SH OTHER                      48
United Dominion Realty   COM  910197102      22,706   2,100 SH SOLE        2,100
United Dominion Realty   COM  910197102     130,831  12,100 SH DEFINED 01             12,100
United Dominion Realty   COM  910197102     566,576  52,400 SH OTHER                  52,400
VA Linux                 COM  918198105      49,709   6,118 SH OTHER                   6,118
Verizon Communications   COM  92343V104      48,120     960 SH SOLE          960
Verizon Communications   COM  92343V104     495,335   9,882 SH DEFINED 01              9,882
Verizon Communications   COM  92343V104     880,195  17,560 SH OTHER                  17,560
??








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